PRUDENTIAL PREMIER® ADVISORSM VARIABLE ANNUITY SERIES

PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY

PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITY

PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated September 18, 2019
to Prospectuses dated April 29, 2019

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own.  If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

AST Managed Alternatives Portfolio, AST Managed Equity Portfolio, AST Managed Fixed Income Portfolio Investment Options

Effective as of the close of business on November 15, 2019 (the “Closure Date”), the Sub-accounts investing in the AST Managed Alternatives Portfolio, AST Managed Equity Portfolio, and AST Managed Fixed Income Portfolio (the “Portfolios”) of Advanced Series Trust will be closed and these Sub-accounts will no longer be available as Investment Options in the Annuity. As of the Closure Date, no additional Purchase Payments or requests for transfers of Account Value into the Sub-account(s) investing in the Portfolio(s) will be accepted from new or existing contract Owners, including those contract Owners who have Account Value invested in Sub-accounts investing in the Portfolio(s) as of the Closure Date. Dollar Cost Averaging and/or Auto-Rebalancing programs, if elected by a contract Owner prior to the Closure Date, will not be affected by the Closure unless a contract Owner withdraws or otherwise transfers his entire Account Value from the Sub-account investing in the Portfolio(s).

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

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